Shareholders' Equity	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

14. SHAREHOLDERS’ EQUITY

Common Stock—In August 2014, the Company issued 5.4 million shares of its common stock through an initial public offering, which resulted in gross proceeds of $80.9 million. After deducting advisory fees and transaction expenses, net proceeds were approximately $72.5 million. No single investor owns more than 24.9% of the issued and outstanding common stock of the Company. During the year ended December 31, 2014, the Company invested $67.5 million in the Bank.